Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of weighted-average grant date fair value of the RSUs granted

	Number of RSUs		Weighted average grant date fair value per share
	2025	2024	2025	2024
As at 1 January	271	1,682	$142.45	$142.45
Correction of prior year error	-	-	-	-
As at 1 January (corrected)	271	1,682	$142.45	-
Granted during the year	-	858	-	$40.60
Vested during the year (1)	(169)	(2,230)	$197.81	$219.37
Forfeited during the year	-	(39)	-	$339.59
As at December 31	102	271	$142.45	$142.45

(1)	No ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2025 (2024: 858).

(2)	Shares and RSUs are presented in post reverse split values. i.e. the grant date fair value has been adjusted for the 1 for 35 split in July 2025

Schedule of grant date fair value of director options granted

The range of assumptions that the Company used to determine the grant date fair value of employee and director options granted were as follows:

	Tranche 2	Tranche 4	Directors
Volatility	70.91%	82.38%	82.38%
Expected term in years	7	7	7
Dividend rate	0.00%	0.00%	0.00%
Risk-free interest rate	1.58%	3.41%	3.41%
Hurdle price	$18.00	-	-
Exercise price	$10.50	$4.53	$4.53
Share price	$9.42	$4.53	$4.53
Fair value of option on grant date	$6.18	$3.42	$3.42

Schedule of weighted-average grant date fair value of the options granted

The table below shows the number of options granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the options granted:

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2024	17,145	$216.30
Granted during the year	879,240	$3.42
Vested during the year	(312,573)	$0.69
Forfeited during the year	-	-
Options outstanding December 31, 2025	583,812	$9.67

Schedule of reconciliation to statement of profit or loss

Reconciliation to statement of profit and loss

	2025	2024	2023
	€’000	€’000	€’000
RSUs	8	124	464
Incentive shares	(3)	3	5
Options	1,387	1,928	1,956
Forfeiture of options	-	(17)	(1,032)
Service warrants	170	151	-
Share-based payment expense/ (credit)	1,562	2,189	1,393

Non executive directors [member]
IfrsStatementLineItems [Line Items]
Schedule of weighted-average grant date fair value of the options granted

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2023	143	$805
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding December 31, 2024	143	$805
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding December 31, 2025	143	$805